Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended						3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 acre	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Drilling Rights Rigs Well	Jun. 30, 2013 Drilling Rights Minimum	Jun. 30, 2013 Drilling Rights Maximum	Jun. 30, 2013 Drilling Rights 2013	Jun. 30, 2013 Drilling Rights 2014	Jun. 30, 2013 Drilling Rights 2015	Jun. 30, 2013 Pennsylvania Impact Fee	Jun. 30, 2012 Pennsylvania Impact Fee	Jun. 30, 2013 Pennsylvania Impact Fee	Jun. 30, 2012 Pennsylvania Impact Fee	Mar. 31, 2012 Pennsylvania Impact Fee	Jun. 30, 2012 Capacity Reservation	Jun. 30, 2012 Capacity Reservation 2013	Jun. 30, 2012 Capacity Reservation 2014	Jun. 30, 2012 Capacity Reservation 2015	Jun. 30, 2012 Capacity Reservation 2016	Jun. 30, 2012 Capacity Reservation 2017	Jun. 30, 2012 Capacity Reservation Thereafter
Loss Contingencies [Line Items]
Letters of credit	$ 1,000,000		$ 1,000,000
Rent expense	200,000	100,000	300,000	200,000
Obligation for the cryogenic gas processing plant if gas is not processed																		3,500,000	10,400,000	13,000,000	14,600,000	14,600,000	115,300,000
Estimated working interest																	70.00%
Number of rigs to support Appalachian Basin operations						2
Minimum cost to retain drilling rigs									1,500,000	3,000,000	800,000
Minimum cost to retain the completion services									4,200,000	2,100,000
Payment related to sale agreement			406,400,000
Transportation and marketing expenses of oil natural gas and natural gas liquids	5,100,000	3,500,000	10,000,000	6,300,000
Working interest through acquisition			62.50%
Acres through acquisition			4,510
Percentage of working interest in 15% of MFC			100.00%
Working interest of MFC			15.00%
Drilling carry obligation						14,100,000
Drilling carry obligation balance						9,300,000
Drilling commitments						3
Estimated commitment for each well drilled and completed							8,000,000	9,000,000
Commitment period for drilling wells	November 15 of each year		November 15 of each year
Rate in which unconventional wells are charged														20.00%
Production and Lease Operating Expense	13,092,000	10,972,000	26,492,000	23,272,000								700,000	600,000	1,300,000	4,000,000
Expenses related to wells spud																2,800,000
Other asset retirement obligation	$ 300,000		$ 300,000		$ 300,000